Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) - Dec. 31, 2022 - Designated as Hedging Instrument [Member]	EUR (€)	SGD ($)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	€ 540,000,000
Notional amount of Derivative Instruments	986,000,000	$ 247,000,000
Currency Collars [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	500,000,000
Notional amount of Derivative Instruments	€ 791,000,000